Note 6 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	849,452,594	(172,429,692)	677,022,902
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	101,459,533	—	101,459,533
Disposals	(39,075,007)	11,925,771	(27,149,236)
Impairment loss	(16,449,131)	10,280,384	(6,168,747)
Depreciation for the year	—	(33,811,607)	(33,811,607)

Balance, December 31, 2014	895,387,989	(184,035,144)	711,352,845
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	200,159,411	—	200,159,411
Disposals	(1,977,051)	—	(1,977,051)
Impairment loss	(26,190,677)	17,951,690	(8,238,987)
Vessel held for sale	(748,823)	—	(748,823)
Depreciation for the year	—	(35,857,507)	(35,857,507)

Balance, December 31, 2015	1,066,630,849	(201,940,961)	864,689,888